Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	2023 ETF Series Trust
Entity Central Index Key	0001969674
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000244572
Shareholder Report [Line Items]
Fund Name	Eagle Capital Select Equity ETF
Trading Symbol	EAGL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	The semi annual shareholder report contains important information about the Eagle Capital Select Equity ETF for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eaglecap.com/strategy/eagle-capital-select-equity-etf#Documents-Section. You can also request this information by contacting us at (833) 782-2211.
Additional Information Phone Number	(833) 782-2211
Additional Information Website	https://www.eaglecap.com/strategy/eagle-capital-select-equity-etf#Documents-Section
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 3,552,692,855
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 12,963,060
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$3,552,692,855
Total advisory fees paid	$12,963,060
Total number of portfolio holdings	32
Period portfolio turnover rate	1%

Holdings [Text Block]
Sectors	% of Net Assets
Information Technology	21.9%
Health Care	15.7%
Consumer Discretionary	14.7%
Financials	13.5%
Communication Services	11.3%
Industrials	7.7%
Energy	7.1%
Materials	2.9%
Consumer Staples	2.5%
Money Market Funds	2.7%
Liabilities in Excess of Other Assets	(0.0)%
Total	100.0%